ROYALTY AGREEMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($) $ / T	Jan. 31, 2023 USD ($) $ / T	Jan. 31, 2022 USD ($) $ / T
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Adjusted threshold price (in dollars per ton)		67.75	66.00	62.03
Cyprus NMC
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Adjusted threshold price (in dollars per ton)		67.75	66.00	62.03
Cyprus NMC | Within a range of not more
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Period for payments of overriding royalties on product shipments		30 days
Cyprus NMC | Within a range of not less
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Adjusted threshold price (in dollars per ton)		30
Advance royalty threshold | $		$ 500,000	$ 1,100,498	$ 1,034,237
Cyprus NMC | Forecast [Member] | Within a range of not less
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Advance royalty threshold | $	$ 1,129,615